Contingent liabilities (Details Textual) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Subsequent Event [Member] USD ($)	Jun. 30, 2012 Subsequent Event [Member] CNY
Guaranteed Benefit Liability, Gross	$ 22.9	145.2	$ 18.1	115.2